SCHEDULE OF CURRENT INCOME TAX EXPENSES (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
Current tax liability		$ 653	$ 1,640